Net Interest Income - Summary of Interest Income Recognized on Impaired Loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Receivables Category
Disclosure Of Financial Instruments Line Items [Line Items]
Interest income recognized on impaired loans	₩ 73,543	₩ 53,215	₩ 52,638